Surplus reserves (Disclosure of retained earnings) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 35,793,257	¥ 38,690,132
PRC GAAP [member]
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 31,965,000